Inventory	12 Months Ended
Dec. 31, 2015
Inventory [Abstract]
Inventory
5.	Inventory
  Inventory as of December 31, 2015 and 2014 is as follows:
	December 31,
	2015	2014
Finished goods	$270,230	-
Raw materials	181,743	$-
	$451,973	$-